Nature of Business (Details Textual) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended					24 Months Ended
	Feb. 13, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Jun. 17, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance Initial Public Offering		$ 4,099,500	$ 0
Debt Instrument, Convertible, Conversion Price	$ 4.20	$ 4.20
Preferred Stock, Conversion Basis	10.98	All outstanding shares of Series A, B, C and D preferred stock automatically converted to common stock immediately upon the closing of the Companys initial public offering in February 2015 at the conversion rates of 1:0.251, 1:0.091, 1:0.091, and 1:0.091, respectively.		All outstanding shares of Series A, B, C and D preferred stock automatically converted to common stock immediately upon the closing of the Company’s initial public offering in February 2015 at the conversion rates of 1:0.251, 1:0.091, 1:0.091, and 1:0.091, respectively
Common Stock, Shares, Outstanding		6,351,698
Common Stock, Par or Stated Value Per Share		$ 0.01		$ 0.01							$ 0.01
Cash and Cash Equivalents, at Carrying Value		2,285,184	523,738	167,001							501,172	1,973,185
Development Stage Enterprise, Deficit Accumulated During Development Stage		59,668,415		56,862,152
Proceeds from Issuance of Common Stock					1,441,641	2,475,659	3,142,853	1,000,000	4,000,000
Payments of Stock Issuance Costs				1,149,000					54,853
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					49.60%	46.90%	40.668%	35.094%	30.336%
Shares Authorized										120,485,136
Common Stock, Shares Authorized		100,000,000		100,000,000						70,000,000	70,000,000
Preferred Stock, Shares Authorized		10,000,000								50,485,136
Preferred Stock, Par or Stated Value Per Share		$ 0.01
Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Shares Authorized		2,483,692		2,483,692
Preferred Stock, Par or Stated Value Per Share		$ 0.01
Series B Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Shares Authorized		13,819,649		13,819,649
Preferred Stock, Par or Stated Value Per Share		$ 0.01
Series C Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Shares Authorized		5,161,241		5,161,241
Preferred Stock, Par or Stated Value Per Share		$ 0.01
Series D Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Shares Authorized		29,020,554		29,020,554
Preferred Stock, Par or Stated Value Per Share		$ 0.01
Current Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance of Common Stock					842,019
Parent Company [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance of Common Stock					633,215
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					49.99%
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	683,250
Sale of Stock, Price Per Share	$ 6.00
Proceeds from Issuance Initial Public Offering	$ 4,100,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	102,487